Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jun. 30, 2015	Jul. 31, 2014
C000028524
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 26,860	$ 24,416	$ 22,841	$ 32,833	$ 23,171	$ 19,477	$ 17,247	$ 12,841	$ 10,501	$ 11,351		$ 10,000
C000028521
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 25,087	22,862	21,440	30,898	21,859	18,419	16,353	12,205	10,005	10,842		9,575
C000028523
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 24,296	22,311	21,081	30,605	21,815	18,522	16,568	12,458	10,287	11,233		10,000
C000028527
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 26,935	24,479	22,887	32,887	23,211	19,508	17,276	12,864	10,518	11,356		10,000
C000028526
Account Value [Line Items]
Line Graph and Table Measure Name	Class K
Account Value	$ 26,209	23,882	22,453	32,326	22,859	19,248	17,077	12,741	10,448	11,316		10,000
C000028525
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 25,282	23,124	21,752	31,451	22,342	18,896	16,841	12,620	10,380	11,281		10,000
C000159958
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 23,773	21,586	20,169	28,956	20,419	17,146	15,169	11,285	9,216	9,942	$ 10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121		10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121		10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121		10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121		10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121		10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121		10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 31,584	25,857	22,879	23,993	17,584	15,706	14,544	12,512	10,783	10,210	10,000
AllianceBernstein Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 23,493	20,828	18,666	24,299	17,233	16,258	16,458	13,390	11,371	12,007		10,000
AllianceBernstein Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 23,493	20,828	18,666	24,299	17,233	16,258	16,458	13,390	11,371	12,007		10,000
AllianceBernstein Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 23,493	20,828	18,666	24,299	17,233	16,258	16,458	13,390	11,371	12,007		10,000
AllianceBernstein Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 23,493	20,828	18,666	24,299	17,233	16,258	16,458	13,390	11,371	12,007		10,000
AllianceBernstein Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 23,493	20,828	18,666	24,299	17,233	16,258	16,458	13,390	11,371	12,007		10,000
AllianceBernstein Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 23,493	20,828	18,666	24,299	17,233	16,258	16,458	13,390	11,371	12,007		$ 10,000
AllianceBernstein Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 19,646	$ 17,417	$ 15,609	$ 20,319	$ 14,411	$ 13,595	$ 13,763	$ 11,197	$ 9,508	$ 10,041	$ 10,000